LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturities of lease liabilities
2021	¥ 36,850
2022	30,447
2023	16,897
2024	2,000
2025 and thereafter	1,083
Total future lease payments	87,277
Less: Imputed interest	(7,376)
Total lease liabilities	¥ 79,901	¥ 85,580